UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10427
                                   ------------


                     AXP Partners International Series, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                50606 AXP Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                    (Address of principal executive offices)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
-------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 330-9283
                                                    --------------

Date of fiscal year end:  10/31
                         --------

Date of reporting period:  01/31
                          --------

                             PORTFOLIO HOLDINGS FOR
                           RIVERSOURCE INTERNATIONAL
                             AGGRESSIVE GROWTH FUND
                                AT JAN. 31, 2006


Investments in Securities
RiverSource International Aggressive Growth Fund

Jan. 31, 2006 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (97.3%)(c)

Issuer                                Shares                   Value(a)

Australia (3.0%)
Capital Markets (0.3%)
Perpetual Trustees Australia          20,000                 $1,100,003

Commercial Banks (0.4%)
Natl Australia Bank                   71,730                  1,842,344

Commercial Services & Supplies (0.2%)
ABC Learning Centres                 150,000                    838,080

Metals & Mining (1.4%)
BHP Billiton                         213,491                  4,175,667
Jubilee Mines                        125,000                    682,290
Rio Tinto                             23,140                  1,330,068
Total                                                         6,188,025

Textiles, Apparel & Luxury Goods (0.4%)
Billabong Intl                       160,000                  1,791,542

Transportation Infrastructure (0.3%)
Macquarie Infrastructure
  Group                              537,060                  1,437,223

Austria (0.8%)
Building Products (0.2%)
Wienerberger                          20,000                    881,676

Commercial Banks (0.6%)
Erste Bank der Oesterreichischen
  Sparkassen                          44,388                  2,475,655

Belgium (0.8%)
Commercial Banks
KBC Groep                             33,440                  3,358,311

Brazil (1.3%)
Health Care Providers & Services (0.2%)
Diagnosticos da America               26,300(b)                 660,176

Insurance (0.2%)
Porto Seguro                          70,000                    949,796

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Brazil (cont.)
Paper & Forest Products (0.2%)
Suzano Bahia Sul Papel
  e Celulose                         140,200                   $868,720

Personal Products (0.5%)
Natura Cosmeticos                     40,000                  2,107,644

Road & Rail (0.2%)
All America Latina
  Logistica Unit                      20,000                  1,084,487

Canada (2.5%)
Energy Equipment & Services (0.3%)
ShawCor Cl A                          84,000                  1,309,043

Hotels, Restaurants & Leisure (--%)
Four Seasons Hotels                    2,000                    115,240

Machinery (0.1%)
RailPower Technologies                79,500(b)                 401,339

Media (0.6%)
Alliance Atlantis
  Communications Cl B                 20,400(b)                 600,896
Rogers Communications Cl B            47,950                  2,109,126
Total                                                         2,710,022

Metals & Mining (0.9%)
Falconbridge                          25,000                    844,820
Ivanhoe Mines                         60,000(b)                 490,957
Kinross Gold                          75,000(b)                 862,599
Major Drilling Group Intl             37,000(b)                 721,484
Northern Orion Resources             145,000(b)                 584,328
Total                                                         3,504,188

Oil & Gas (0.3%)
Talisman Energy                       23,000                  1,399,385

Specialty Retail (0.3%)
RONA                                  66,300(b)               1,232,866

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Chile (0.4%)
Chemicals (0.3%)
Sociedad Quimica y Minera
  de Chile ADR                        10,000                 $1,192,900

Computers & Peripherals (0.1%)
Logitech Intl                         10,000(b)                 425,207

China (0.4%)
Commercial Banks
China Construction
  Bank Cl H                        4,723,685(b)               1,857,201

Czechoslovakia Federated
Republic (0.4%)
Commercial Banks
Komercni Banka                        10,700                  1,574,028

Denmark (0.2%)
Chemicals
Novozymes Cl B                        12,000                    667,177

Finland (0.4%)
Construction & Engineering (0.2%)
Jaakko Poyry Group                    26,000                  1,026,759

Real Estate (0.2%)
Sponda                                63,000                    654,513

France (13.1%)
Air Freight & Logistics (0.1%)
Groupe Norbert Dentressangle          10,000                    631,852

Beverages (0.5%)
Pernod-Ricard                         11,210                  2,084,053

Commercial Banks (0.8%)
Societe Generale                      26,983                  3,563,950


See accompanying notes to investments in securities.

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1  --  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

France (cont.)
Commercial Services & Supplies (0.2%)
Bacou-Dalloz                           9,000                   $895,650

Construction & Engineering (0.7%)
VINCI                                 32,364                  3,010,365

Construction Materials (0.5%)
Ciments Francais                       7,500                  1,043,467
Imerys                                15,000                  1,235,756
Total                                                         2,279,223

Electrical Equipment (0.9%)
Carbone Lorraine                      15,000                    739,449
Schneider Electric                    30,560                  3,193,476
Total                                                         3,932,925

Energy Equipment & Services (0.3%)
Technip                               19,640                  1,334,028

Health Care Equipment & Supplies (0.8%)
Essilor Intl                          39,930                  3,486,084

Hotels, Restaurants & Leisure (0.8%)
Accor                                 41,930                  2,513,320
Pierre & Vacances                     12,000                  1,099,422
Total                                                         3,612,742

Insurance (1.3%)
APRIL Group                           42,000                  1,964,816
AXA                                  110,501                  3,746,124
Total                                                         5,710,940

Internet Software & Services (0.4%)
Iliad                                 27,900                  1,862,875

Machinery (0.7%)
Vallourec                              4,500                  3,155,005

Media (0.7%)
M6-Metropole Television               29,000                    888,699
Vivendi Universal                     68,220                  2,137,009
Total                                                         3,025,708

Multiline Retail (0.5%)
PPR                                   17,950                  2,093,859

Multi-Utilities & Unregulated Power (0.9%)
Veolia Environnement                  77,060                  3,900,857

Office Electronics (0.7%)
Neopost                               30,000                  3,016,484

Oil & Gas (1.7%)
Total                                 24,390                  6,733,361

Pharmaceuticals (0.6%)
Sanofi-Aventis                        27,340                  2,506,511

Germany (6.2%)
Auto Components (0.8%)
Continental                           34,030                  3,312,121

Capital Markets (0.1%)
Deutsche Beteiligungs                 15,000                    312,584

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Germany (cont.)
Chemicals (0.4%)
BASF                                  23,010                 $1,813,449

Commercial Banks (0.4%)
DEPFA Bank                            99,500                  1,703,515

Commercial Services & Supplies (0.2%)
GFK                                   25,300                  1,044,921

Computers & Peripherals (0.5%)
Wincor Nixdorf                        16,800                  1,959,712

Construction & Engineering (0.3%)
Bilfinger Berger                      28,500                  1,495,684

Diversified Financial Services (0.4%)
Deutsche Boerse                        5,850                    739,977
Grenkeleasing                         14,300                    809,718
Total                                                         1,549,695

Health Care Providers & Services (1.2%)
Fresenius Medical Care                23,126                  2,465,247
Rhon-Klinikum                         66,300                  2,826,083
Total                                                         5,291,330

Industrial Conglomerates (0.4%)
Siemens                               16,990                  1,549,579

Internet & Catalog Retail (0.1%)
Takkt                                 52,000                    593,941

Machinery (0.1%)
Vossloh                               12,000                    627,720

Media (0.2%)
CTS Eventim                           32,800(b)                 952,541

Textiles, Apparel & Luxury Goods (0.7%)
Adidas-Salomon                        13,860                  2,898,384

Thrifts & Mortgage Finance (0.4%)
Hypo Real Estate Holding              29,820                  1,945,780

Greece (2.5%)
Commercial Banks (1.0%)
Natl Bank of Greece                   93,570                  4,277,275

Diversified Telecommunication Services (0.6%)
Hellenic Telecommunications
  Organization                       111,520(b)               2,580,070

Hotels, Restaurants & Leisure (0.9%)
Intralot-Integrated Lottery
  Systems & Services                  56,000                  1,230,264
OPAP                                  73,160                  2,750,462
Total                                                         3,980,726

Hong Kong (0.9%)
Distributors (0.1%)
Linmark Group                      1,174,000                    329,159

Diversified Financial Services (0.3%)
Hong Kong Exchanges
  and Clearing                       350,000                  1,707,702

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Hong Kong (cont.)
Food Products (0.3%)
Global Bio-Chem
  Technology Group                 2,000,000                 $1,095,714

Household Durables (0.2%)
Techtronic Inds                      400,000                    773,445

India (0.6%)
IT Services (0.2%)
Tata Consultancy Services             18,300                    692,838

Thrifts & Mortgage Finance (0.4%)
Housing Development Finance           70,000                  2,125,905

Indonesia (0.3%)
Gas Utilities
Perusahaan Gas Negara              1,600,000                  1,418,803

Ireland (4.4%)
Airlines (0.6%)
Ryanair Holdings ADR                  48,550(b)               2,657,627

Building Products (0.2%)
Kingspan group                        60,000                    823,837

Commercial Banks (2.2%)
Anglo Irish Bank                     326,720                  5,156,994
Bank of Ireland                      120,770                  2,080,880
Bank of Ireland                      100,000                  1,715,720
Total                                                         8,953,594

Food Products (0.5%)
IAWS Group                           115,000                  1,848,713
Kerry Group Cl A                      11,000                    239,921
Total                                                         2,088,634

Health Care Providers & Services (0.4%)
United Drug                          405,000                  1,840,511

Hotels, Restaurants & Leisure (0.1%)
Paddy Power                           42,000                    650,686

Trading Companies & Distributors (0.4%)
Grafton Group Unit                   160,000(b)               1,894,583

Italy (2.7%)
Automobiles (0.1%)
Ducati Motor Holding                 300,000(b)                 334,821

Beverages (0.2%)
Davide Campari-Milano                130,000                  1,015,702

Commercial Banks (0.7%)
Banco Popolare di Verona
  e Novara                           129,140                  2,965,749

Energy Equipment & Services (0.3%)
Saipem                                65,490                  1,304,265

Health Care Equipment & Supplies (0.2%)
Amplifon                              11,300                    816,835

Industrial Conglomerates (0.1%)
Compagnie Industriali
  Riunite                            200,000                    566,844


See accompanying notes to investments in securities.

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2  --  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

Italy (cont.)
Oil & Gas (0.6%)
Eni                                   81,820                 $2,473,555

Textiles, Apparel & Luxury Goods (0.5%)
Luxottica Group                       83,870                  2,191,073

Japan (19.0%)
Air Freight & Logistics (0.3%)
Kintetsu World Express                21,800                    650,469
Yusen Air & Sea Service               10,500                    593,478
Total                                                         1,243,947

Automobiles (0.5%)
Honda Motor                           41,700                  2,367,621

Beverages (0.3%)
Ito En                                19,500                  1,334,910

Building Products (0.3%)
Daikin Inds                           37,500                  1,230,818

Capital Markets (0.2%)
RISA Partners                            190                    934,612

Chemicals (1.9%)
Japan Pure Chemical                       50                    745,951
JSR                                   32,800                    975,891
Nitto Denko                           20,400                  1,726,957
Shin-Etsu Chemical                    40,400                  2,297,254
Toray Inds                           292,000                  2,439,556
Total                                                         8,185,609

Commercial Banks (2.3%)
Bank of Fukuoka                       96,000                    825,780
Bank of Yokohama                     425,000                  3,442,028
Chiba Bank                           130,000                  1,175,874
Hiroshima Bank                       139,800                    906,972
Mitsubishi UFJ Financial
  Group                                  250                  3,601,875
Total                                                         9,952,529

Commercial Services & Supplies (0.9%)
Meitec                                24,000                    838,875
Park24                                54,000                  1,956,521
SATO                                  47,000                  1,254,135
Total                                                         4,049,531

Computers & Peripherals (0.6%)
Toshiba                              380,000                  2,432,908

Construction & Engineering (0.7%)
Taisei                               600,000                  3,058,824

Consumer Finance (0.9%)
ORIX                                  15,650                  4,049,254

Diversified Financial Services (0.1%)
Kenedix                                   90                    497,187

Electrical Equipment (0.5%)
Matsushita Electric Works             35,000                    392,668
Ushio                                 75,000                  1,914,962
Total                                                         2,307,630

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Japan (cont.)
Electronic Equipment & Instruments (1.7%)
Hoya                                  73,000                 $2,924,979
Keyence                                8,300                  2,281,969
Murata Mfg                            19,600                  1,420,290
TOYO                                  44,600                    779,454
Total                                                         7,406,692

Food & Staples Retailing (0.1%)
Ain Pharmaciez                        29,000                    578,517

Food Products (0.1%)
T. Hasegawa                           25,700                    416,064

Health Care Equipment & Supplies (0.3%)
Hogy Medical                          22,200                  1,137,442

Health Care Providers & Services (0.1%)
Nagaileben                            19,400                    517,664

Household Durables (1.2%)
Daito Trust Construction              32,000                  1,500,426
Matsushita Electric
  Industrial                         165,000                  3,586,957
Total                                                         5,087,383

Leisure Equipment & Products (0.5%)
Sega Sammy Holdings                   13,100                    470,171
Shimano                               55,000                  1,575,447
Total                                                         2,045,618

Machinery (0.7%)
Komatsu                               81,000                  1,495,013
NGK Insulators                        25,000                    395,141
Sumitomo Heavy Industries            145,000                  1,293,009
Total                                                         3,183,163

Media (0.5%)
Jupiter Telecommunications             3,100(b)               2,296,590

Pharmaceuticals (1.0%)
Astellas Pharma                       49,200                  2,034,271
Eisai                                 53,500                  2,285,038
Total                                                         4,319,309

Real Estate (0.3%)
AEON Mall                             25,000                  1,212,703

Road & Rail (0.6%)
East Japan Railway                       380                  2,640,238

Semiconductors & Semiconductor Equipment (0.4%)
Advantest                             13,700                  1,681,841

Specialty Retail (1.5%)
Fast Retailing                        12,000                  1,085,422
USS                                   21,600                  1,375,550
Yamada Denki                          30,600                  3,944,348
Total                                                         6,405,320

Wireless Telecommunication Services (0.5%)
KDDI                                     370                  1,955,669

Luxembourg (0.8%)
Energy Equipment & Services (0.2%)
Tenaris ADR                            5,800                    942,210

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Luxembourg (cont.)
Media (0.6%)
SES GLOBAL                           130,000                 $2,401,036

Mexico (1.6%)
Construction Materials (0.3%)
CEMEX ADR                             18,580                  1,225,908

Household Durables (0.3%)
Consorcio ARA                        160,000                    766,553
Urbi Desarrollos Urbanos             100,000(b)                 737,321
Total                                                         1,503,874

Transportation Infrastructure (0.2%)
Grupo Aeroportuario del
  Sureste ADR                         30,000                    936,000

Wireless Telecommunication Services (0.8%)
America Movil ADR Series L           101,811                  3,434,085

Netherlands (5.6%)
Commercial Services & Supplies (0.5%)
USG People                            44,000                  2,249,246

Construction & Engineering (0.2%)
Imtech                                22,100                    913,026

Diversified Financial Services (0.4%)
ING Groep                             50,618                  1,806,428

Energy Equipment & Services (0.6%)
Fugro                                 74,896                  2,820,278

Food & Staples Retailing (0.3%)
Sligro Food Group                     27,825                  1,245,904

Food Products (0.7%)
Royal Numico                          63,010(b)               2,863,471

Health Care Providers & Services (0.4%)
OPG Groep                             20,900                  1,594,842

Industrial Conglomerates (0.5%)
Aalberts Inds                         34,210                  2,198,976

Insurance (0.4%)
Aegon                                 94,980                  1,534,955

Semiconductors & Semiconductor Equipment (0.7%)
ASML Holding                         126,230(b)               2,845,236

Software (0.2%)
Unit 4 Agresso                        63,000(b)               1,021,960

Textiles, Apparel & Luxury Goods (0.3%)
Ten Cate                              13,857                  1,484,237

Transportation Infrastructure (0.4%)
Smit Intl                             22,400                  1,717,469

New Zealand (0.2%)
Hotels, Restaurants & Leisure
Sky City Entertainment
  Group                              300,000                    951,489


See accompanying notes to investments in securities.

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3  --  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

Norway (1.3%)
Diversified Telecommunication Services (0.7%)
Telenor                              270,580                 $2,715,278

Energy Equipment & Services (0.4%)
Aker Kvaerner ASA                     26,702(b)               1,834,541

Food Products (0.1%)
Orkla                                 14,000                    557,752

Household Durables (0.1%)
Ekornes                               27,800                    530,782

Russia (0.6%)
IT Services (0.3%)
RBC Information Systems ADR           48,250(b)               1,331,700

Metals & Mining (0.3%)
Mechel ADR                            21,000                    608,580
Novolipetsk Steel GDR                 37,500(b)                 680,625
Total                                                         1,289,205

Singapore (0.3%)
Road & Rail
ComfortDelGro                      1,100,000                  1,153,253

South Africa (0.3%)
Specialty Retail
Edgars Consolidated
  Stores                             250,000                  1,455,168

South Korea (1.0%)
Auto Components (0.3%)
Hyundai Mobis                         15,000                  1,298,870

Distributors (--%)
Lotte Shopping GDR                     9,849(b,d)               203,579

Semiconductors & Semiconductor Equipment (0.7%)
Samsung Electronics                    3,860                  2,962,149

Spain (1.8%)
Commercial Banks (0.1%)
Bankinter                              7,000                    404,871

Construction & Engineering (0.7%)
Abengoa                               59,600                  1,100,783
Grupo Ferrovial                       28,611                  2,235,402
Total                                                         3,336,185

Electric Utilities (0.3%)
Red Electrica de Espana               36,000                  1,147,394

Specialty Retail (0.4%)
Inditex                               47,540                  1,633,040

Transportation Infrastructure (0.3%)
Cintra Concesiones de Infraestructuras
  de Transporte                       98,144                  1,279,603

Sweden (1.5%)
Commercial Banks (0.5%)
ForeningsSparbanken                   84,470                  2,408,534

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Sweden (cont.)
Construction & Engineering (0.1%)
Sweco Cl B                            17,000(b)                $463,459

Health Care Providers & Services (0.2%)
Gambro Cl A                           64,700                    758,380

Machinery (0.5%)
Hexagon Cl B                          73,700                  2,106,297

Specialty Retail (0.2%)
Nobia                                 44,000                    889,515

Switzerland (7.6%)
Building Products (0.4%)
Geberit                                1,825                  1,660,520

Capital Markets (1.1%)
Credit Suisse Group                   44,630                  2,606,502
UBS                                   21,291                  2,315,325
Total                                                         4,921,827

Chemicals (0.9%)
Givaudan                                 900                    640,393
Lonza Group                           27,340                  1,721,851
Sika                                   1,450(b)               1,415,741
Total                                                         3,777,985

Diversified Financial Services (0.2%)
Pargesa Holding Cl B                   9,050                    885,034

Electric Utilities (0.1%)
BKW FMB Energie                        7,300                    552,840

Electrical Equipment (0.6%)
ABB                                  258,130(b)               2,807,078

Food Products (0.8%)
Nestle                                11,510                  3,376,820

Health Care Equipment & Supplies (0.2%)
Synthes                                6,950                    832,456

Insurance (0.2%)
Swiss Life Holding                     4,520(b)                 823,940

Machinery (0.2%)
Schindler Holding                      1,850                    802,554

Marine (0.4%)
Kuehne & Nagel Intl                    5,600                  1,571,742

Metals & Mining (0.1%)
Xstrata                                8,100                    227,218

Pharmaceuticals (1.7%)
Novartis                              67,760                  3,721,446
Roche Holding                         24,278                  3,836,767
Total                                                         7,558,213

Textiles, Apparel & Luxury Goods (0.7%)
Compagnie Financiere
  Richemont Cl A Unit                 66,530                  3,026,694

Taiwan (1.3%)
Commercial Banks (0.1%)
Bank of Kaohsiung                    899,000                    448,530

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Taiwan (cont.)
Computers & Peripherals (0.3%)
Advantech                            472,310                 $1,351,821

Electrical Equipment (0.3%)
Phoenixtec Power                   1,100,000                  1,166,442

Electronic Equipment & Instruments (0.1%)
Wah Lee Industrial                   333,263                    641,111

Semiconductors & Semiconductor Equipment (0.3%)
Novatek Microelectronics             187,548                  1,146,912

Software (0.2%)
Springsoft                           490,716                    761,347

United Kingdom (12.7%)
Aerospace & Defense (0.2%)
Cobham                               240,000                    788,720

Beverages (0.4%)
Diageo                               122,500                  1,822,758

Biotechnology (--%)
Cambridge Antibody
  Technology Group                    17,700(b)                 215,198

Capital Markets (0.9%)
Intermediate Capital Group            36,000                    902,278
Man Group                             86,100                  3,130,480
Total                                                         4,032,758

Commercial Banks (0.7%)
Standard Chartered                   128,500                  3,188,631

Commercial Services & Supplies (0.3%)
RPS Group                            420,000                  1,307,417

Electric Utilities (0.1%)
Viridian Group                        36,000                    601,946

Electronic Equipment & Instruments (0.2%)
Spectris                              72,300                    865,526

Energy Equipment & Services (0.4%)
Expro Intl Group                     154,000                  1,944,939

Food & Staples Retailing (0.3%)
Tesco                                198,960                  1,125,433

Household Products (0.5%)
Reckitt Benckiser                     68,501                  2,249,342

Media (0.7%)
Bloomsbury Publishing                120,000                    686,261
Reed Elsevier                         61,280                    577,726
Taylor Nelson Sofres                 150,000                    666,383
Ulster Television                    120,000                    912,523
Total                                                         2,842,893

Oil & Gas (2.8%)
BG Group                             288,670                  3,260,636
BP                                   531,665                  6,393,102
Tullow Oil                           360,000                  2,007,553
Total                                                        11,661,291


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4  --  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

United Kingdom (cont.)
Pharmaceuticals (2.4%)
AstraZeneca                           83,790                 $4,057,021
GlaxoSmithKline                      242,780                  6,210,101
Total                                                        10,267,122

Real Estate (0.2%)
Workspace Group                      175,000                    975,115

Road & Rail (0.3%)
Northgate                             58,700                  1,134,997

Thrifts & Mortgage Finance (1.3%)
Kensington Group                     100,000                  1,912,209
Northern Rock                        110,000                  2,036,904
Paragon Group of
  Companies                          160,000                  1,886,950
Total                                                         5,836,063

Tobacco (0.8%)
British American Tobacco             157,920                  3,559,104

Transportation Infrastructure (0.2%)
BBA Group                            133,000                    748,777

Common Stocks (continued)

Issuer                                Shares                   Value(a)

United States (0.8%)
Diversified Financial Services (0.7%)
iShares MSCI EAFE
  Index Fund                          53,000                 $3,329,990

Food & Staples Retailing (0.1%)
Central European Distribution          9,000(b)                 346,140

Total Common Stocks
(Cost: $308,782,857)                                       $422,265,953

Preferred Stocks (0.8%)(c)

Issuer                                Shares                   Value(a)

Brazil (0.2%)
Caemi Mineracao
  e Metalurgica                      585,000                 $1,050,407

Germany (0.6%)
Hugo Boss                             27,000                  1,102,666
Porsche                                1,600                  1,237,457
Total                                                         2,340,123

Total Preferred Stocks
(Cost: $2,219,993)                                           $3,390,530

Short-Term Securities (1.1%)

Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity

Commercial Paper
HSBC Finance
  02-01-06                     4.48%          $4,900,000     $4,899,390

Total Short-Term Securities
(Cost: $4,900,000)                                           $4,899,390

Total Investments in Securities
(Cost: $315,902,850)(e)                                    $430,555,873

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2006, is as follows:

      Security                         Acquisition                       Cost
                                          dates

      Lotte Shopping GDR
        Common Stock                    01-27-06                     $203,579

(e) At Jan. 31, 2006, the cost of securities for federal income tax purposes was approximately $315,903,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $116,216,000
      Unrealized depreciation                                    (1,563,000)
      Net unrealized appreciation                              $114,653,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
5  --  RIVERSOURCE INTERNATIONAL AGGRESSIVE GROWTH FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

                             PORTFOLIO HOLDINGS FOR
                                   RIVERSOURCE
                            INTERNATIONAL EQUITY FUND
                                AT JAN. 31, 2006


Investments in Securities
RiverSource International Equity Fund

Jan. 31, 2006 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (97.3%)(c)

Issuer                                Shares                   Value(a)

Australia (1.6%)
Biotechnology (0.7%)
CSL                                   42,152                 $1,390,061

Commercial Banks (0.5%)
Natl Australia Bank                   35,397                    909,152

Containers & Packaging (0.4%)
Amcor                                129,635                    673,193

Austria (1.0%)
Commercial Banks
Erste Bank der Oesterreichischen
  Sparkassen                          31,665                  1,766,054
Erste Bank der Oesterreichischen
  Sparkassen                           1,789(b)                  98,430
Total                                                         1,864,484

Belgium (0.5%)
Commercial Banks
Fortis                                25,230                    881,694

Brazil (2.8%)
Commercial Banks (0.8%)
UNIBANCO - Uniao de Bancos
  Brasileiros ADR                     17,282                  1,455,490

Diversified Telecommunication Services (0.1%)
Telecomunicacoes
Brasileiras ADR                        6,950                    248,115

Metals & Mining (0.5%)
Companhia Vale
  do Rio Doce ADR                     18,494                    948,187

Oil & Gas (1.4%)
Petroleo Brasileiro ADR               27,949                  2,641,181

Canada (4.3%)
Food & Staples Retailing (1.5%)
Shoppers Drug Mart                    76,079(b)               2,845,448

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Canada (cont.)
Oil & Gas (1.5%)
Talisman Energy                       46,673                 $2,839,718

Road & Rail (1.3%)
Canadian Natl Railway                 26,477                  2,393,256

China (0.5%)
Oil & Gas
CNOOC ADR                             11,305                    973,247

Finland (0.8%)
Communications Equipment (0.2%)
Nokia                                  3,900                     71,320
Nokia ADR                             18,080                    332,311
Total                                                           403,631

Paper & Forest Products (0.6%)
M-real Cl B                          102,600                    519,871
UPM - Kymmene                         29,474                    602,030
Total                                                         1,121,901

France (9.1%)
Auto Components (0.5%)
Valeo                                 22,657                    912,086

Commercial Banks (1.0%)
BNP Paribas                           10,450                    932,018
Credit Agricole                       28,150                    993,656
Total                                                         1,925,674

Construction & Engineering (1.0%)
VINCI                                 20,560                  1,912,406

Construction Materials (0.3%)
Lafarge                                4,820                    507,197

Diversified Telecommunication Services (0.7%)
France Telecom                        61,610                  1,401,421

Food & Staples Retailing (0.8%)
Carrefour                             31,210                  1,473,697

Common Stocks (continued)

Issuer                                Shares                   Value(a)

France (cont.)
Household Durables (0.3%)
Thomson                               27,080                   $555,435

Machinery (0.5%)
Vallourec                              1,334                    935,284

Media (0.5%)
JC Decaux                             37,541(b)                 932,392

Multi-Utilities & Unregulated Power (1.2%)
Veolia Environnement                  47,422                  2,400,551

Oil & Gas (0.9%)
Total                                  5,958                  1,644,828

Pharmaceuticals (0.6%)
Sanofi-Aventis                        11,870                  1,088,233

Textiles, Apparel & Luxury Goods (0.8%)
LVMH Moet Hennessy
  Louis Vuitton                       15,710                  1,417,374

Germany (8.4%)
Air Freight & Logistics (0.8%)
Deutsche Post                         52,960                  1,492,315

Airlines (0.4%)
Deutsche Lufthansa                    51,560                    817,589

Auto Components (1.9%)
Continental                           34,553                  3,363,024

Automobiles (0.4%)
Volkswagen                            11,710                    694,366

Capital Markets (0.5%)
Deutsche Bank                          9,570                  1,027,727

Distributors (0.1%)
Medion                                 7,600                     95,118

Diversified Telecommunication Services (0.4%)
Deutsche Telekom                      46,830                    741,447


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  --  RIVERSOURCE INTERNATIONAL EQUITY FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                   Shares                Value(a)

Germany (cont.)
Electric Utilities (0.3%)
E.ON                                   4,830                   $539,531

Food & Staples Retailing (0.9%)
Metro                                 32,919                  1,671,994

Industrial Conglomerates (0.3%)
Siemens                                6,630                    604,692

Insurance (0.7%)
Allianz                                3,990                    643,120
Hannover Rueckversicherung            19,690                    743,598
Total                                                         1,386,718

Pharmaceuticals (--%)
Schering                               1,320                     90,301

Semiconductors & Semiconductor Equipment (0.4%)
Infineon Technologies                 80,870(b)                 761,554

Thrifts & Mortgage Finance (1.3%)
Hypo Real Estate Holding              38,140                  2,488,667

Greece (0.2%)
Electric Utilities
Public Power                          21,760                    469,584

Hong Kong (1.6%)
Commercial Banks (0.4%)
Bank of East Asia                    268,095                    834,611

Hotels, Restaurants & Leisure (0.7%)
Shangri-La Asia                      808,000                  1,312,382

Industrial Conglomerates (0.2%)
Citic Pacific                         98,100                    290,854

Specialty Retail (0.3%)
Esprit Holdings                       75,000                    652,111

India (1.0%)
Commercial Banks
ICICI Bank ADR                        60,074                  1,887,525

Ireland (1.2%)
Commercial Banks
Anglo Irish Bank                      60,242                    950,868
Bank of Ireland                       72,810                  1,254,524
Total                                                         2,205,392

Italy (2.2%)
Aerospace & Defense (0.1%)
Finmeccanica                          11,667                    254,186

Commercial Banks (0.9%)
Banco Popolare di Verona
  e Novara                            16,868                    387,380
UniCredito Italiano                  153,110                  1,093,008
Total                                                         1,480,388

Insurance (0.2%)
Unipol                               130,660                    406,438

Media (0.2%)
Mediaset                              38,500                    450,504

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Italy (cont.)
Oil & Gas (0.7%)
Eni                                   39,400                 $1,191,128

Textiles, Apparel & Luxury Goods (0.1%)
Benetton Group                        22,658                    274,216

Japan (23.5%)
Auto Components (0.2%)
Toyoda Gosei                           22,00                    435,124

Automobiles (2.1%)
Fuji Heavy Inds                       63,800                    333,413
Nissan Motor                         117,900                  1,326,752
Toyota Motor                          45,700                  2,368,764
Total                                                         4,028,929

Building Products (0.3%)
JS Group                              31,200                    655,652

Chemicals (0.6%)
Kuraray                               49,000                    577,724
Shin-Etsu Chemical                     6,600                    375,294
Sumitomo Bakelite                     11,000                     99,591
Total                                                         1,052,609

Commercial Banks (3.1%)
77 Bank                               83,400                    628,522
Mitsubishi UFJ Financial
  Group                                  187                  2,694,203
Mitsui Trust Holdings                  9,800                    144,786
Shinsei Bank                         127,000                    846,667
Sumitomo Mitsui Financial
  Group                                  135                  1,576,726
Total                                                         5,890,904

Commercial Services & Supplies (0.1%)
Sohgo Security Services               14,197                    210,111

Consumer Finance (1.5%)
Aiful                                  8,554                    577,559
Credit Saison                         20,000                    896,846
ORIX                                   1,430                    369,996
Takefuji                              15,600                    938,925
Total                                                         2,783,326

Electronic Equipment & Instruments (2.4%)
Mabuchi Motor                         11,600                    622,029
Murata Mfg                            20,400                  1,478,261
Nippon Electric Glass                 73,000                  1,923,018
TDK                                    6,100                    441,509
Total                                                         4,464,817

Food & Staples Retailing (1.1%)
AEON  22,000                         579,540
Matsumotokiyoshi                       8,000                    244,842
Seiyu                                416,000(b)               1,315,737
Total                                                         2,140,119

Food Products (0.1%)
Ajinomoto                             23,000                    238,824

Hotels, Restaurants & Leisure (0.3%)
Skylark                               37,200                    592,092

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Japan (cont.)
Household Durables (2.1%)
Funai Electric                         5,900                   $622,694
Misawa Homes Holdings                 16,600(b)                 949,582
Rinnai                                24,000                    612,788
Sekisui Chemical                     103,400                    803,047
Sekisui House                         61,200                    953,738
Total                                                         3,941,849

Household Products (0.4%)
Kao                                   28,000                    806,820

Leisure Equipment & Products (1.5%)
Fuji Photo Film                       36,700                  1,257,749
Sega Sammy Holdings                   43,941                  1,577,081
Total                                                         2,834,830

Machinery (0.8%)
FANUC                                 11,139                    980,954
Hino Motors                            9,900                     66,506
Minebea                               63,000                    377,570
Total                                                         1,425,030

Media (0.4%)
Dentsu                                   243                    824,501

Office Electronics (1.0%)
Canon                                 17,700                  1,068,338
Ricoh                                 48,700                    836,577
Total                                                         1,904,915

Paper & Forest Products (0.2%)
Nippon Paper Group                       883                     45,098

Pharmaceuticals (0.3%)
Astellas Pharma                       11,900                    492,029

Real Estate (1.5%)
Leopalace21                           36,696                  1,335,822
Sumitomo Realty &
  Development                         67,000                  1,519,352
Total                                                         2,855,174

Road & Rail (0.6%)
Nippon Express                       200,100                  1,219,706

Semiconductors & Semiconductor Equipment (1.5%)
Advantest                             11,900                  1,460,870
Rohm                                  11,800                  1,275,567
Total                                                         2,736,437

Specialty Retail (0.8%)
Yamada Denki                          11,500                  1,482,353

Wireless Telecommunication Services (0.6%)
KDDI                                     199                  1,051,833

Mexico (5.3%)
Beverages (0.3%)
Coca-Cola Femsa ADR                   20,100                    600,186

Construction Materials (1.9%)
CEMEX ADR                             57,355                  3,784,283

Diversified Telecommunication Services (0.3%)
Telefonos de Mexico ADR Cl L          19,940                    473,376


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  --  RIVERSOURCE INTERNATIONAL EQUITY FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

Mexico (cont.)
Media (0.8%)
Grupo Televisa ADR                    17,630                 $1,472,987

Wireless Telecommunication Services (2.0%)
America Movil ADR Series L           111,065                  3,746,223

Netherlands (3.3%)
Beverages (0.6%)
Heineken                              33,787                  1,188,530

Commercial Banks (0.4%)
ABN AMRO Holding                      26,236                    728,443

Household Durables (0.6%)
Koninklijke Philips Electronics       32,910                  1,110,747

Insurance (0.4%)
Aegon                                 48,465                    783,234

Media (0.5%)
VNU                                    8,630                    289,107
Wolters Kluwer                        32,455                    718,525
Total                                                         1,007,632

Oil & Gas (0.8%)
Royal Dutch Shell Series A            40,222                  1,369,442

Portugal (0.3%)
Electric Utilities
Energias de Portugal                 177,890                    585,777

Singapore (1.7%)
Commercial Banks (1.0%)
DBS Group Holdings                   104,820                  1,060,160
United Overseas Bank                  81,900                    732,377
Total                                                         1,792,537

Real Estate (0.7%)
CapitaLand                           569,000                  1,389,602

South Africa (0.9%)
Commercial Banks (0.3%)
Nedbank Group                         26,862                    474,609

Metals & Mining (0.6%)
Anglo American                        33,165                  1,274,268

South Korea (1.8%)
Diversified Telecommunication Services (0.3%)
KT ADR                                23,400                    493,974

Electric Utilities (0.2%)
Korea Electric Power ADR              19,350                    439,632

Semiconductors & Semiconductor Equipment (1.0%)
Samsung Electronics                    2,520                  1,933,839

Wireless Telecommunication Services (0.3%)
SK Telecom ADR                        24,080                    559,378

Common Stocks (continued)

Issuer                                   Shares                Value(a)

Spain (1.2%)
Commercial Banks (0.3%)
Banco de Sabadell                     11,130                   $312,000
Banco Popular Espanol                  5,800                     72,590
Banco Santander Central Hispano       14,760                    212,349
Total                                                           596,939

Electric Utilities (0.1%)
Iberdrola                              5,500                    156,584

Electrical Equipment (0.2%)
Gamesa Tecnologica                    28,400                    462,418

Oil & Gas (0.6%)
Repsol YPF                            28,020                    759,590
Repsol YPF ADR                         8,700                    236,727
Total                                                           996,317

Sweden (2.5%)
Communications Equipment (2.1%)
Telefonaktiebolaget LM
  Ericsson ADR                       107,544                  3,923,205

Paper & Forest Products (0.4%)
Svenska Cellulosa Series B            19,470                    811,581

Switzerland (9.0%)
Capital Markets (2.4%)
UBS                                   41,192                  4,479,493

Chemicals (1.9%)
Ciba Specialty Chemicals              15,827                  1,005,439
Clariant                              32,530(b)                 491,182
Lonza Group                           34,276                  2,158,675
Total                                                         3,655,296

Electrical Equipment (1.0%)
ABB                                  172,541(b)               1,876,326

Food Products (0.5%)
Nestle                                 3,312                    971,678

Insurance (0.5%)
Swiss Reinsurance                     13,250                    985,302

Pharmaceuticals (2.7%)
Novartis                              19,900                  1,092,928
Roche Holding                         24,289                  3,838,506
Total                                                         4,931,434

Taiwan (0.3%)
Semiconductors & Semiconductor Equipment
United Microelectronics ADR          183,640                    602,339

United Kingdom (12.2%)
Auto Components (0.2%)
GKN                                   70,160                    370,658

Beverages (1.2%)
Diageo                               151,087                  2,248,122

Common Stocks (continued)

Issuer                                Shares                   Value(a)

United Kingdom (cont.)
Commercial Banks (1.7%)
Barclays                              90,791                   $970,609
HSBC Holdings                         49,266                    818,505
Royal Bank of Scotland Group          50,840                  1,573,554
Total                                                         3,362,668

Diversified Telecommunication Services (0.2%)
BT Group                             125,265                    457,898

Energy Equipment & Services (0.6%)
Stolt Offshore                        87,913(b)               1,110,196

Food & Staples Retailing (0.7%)
Boots Group                           82,802                    936,753
J Sainsbury                           88,516                    473,931
Total                                                         1,410,684

Food Products (0.5%)
Unilever                              85,786                    901,843

Gas Utilities (0.6%)
Centrica                             226,250                  1,073,544

Hotels, Restaurants & Leisure (1.2%)
Enterprise Inns                      142,969                  2,349,853

Household Products (1.2%)
Reckitt Benckiser                     69,771                  2,291,045

Media (0.1%)
Trinity Mirror                        20,500                    223,168

Multiline Retail (0.1%)
Marks & Spencer Group                 15,671                    135,475

Oil & Gas (0.7%)
BP                                   105,565                  1,269,386

Pharmaceuticals (0.8%)
GlaxoSmithKline                       58,642                  1,500,011

Semiconductors & Semiconductor Equipment (0.5%)
ARM Holdings                         401,011                    945,146

Specialty Retail (0.6%)
Carphone Warehouse Group             207,303                    921,876
Travis Perkins                         6,250                    164,205
Total                                                         1,086,081

Transportation Infrastructure (0.4%)
BAA                                   63,547                    706,483

Wireless Telecommunication Services (0.9%)
Vodafone Group                       772,766                  1,622,023

Total Common Stocks
(Cost: $150,033,433)                                       $183,314,675


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3  --  RIVERSOURCE INTERNATIONAL EQUITY FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Short-Term Securities (1.5%)

Issuer                          Effective       Amount         Value(a)
                                  yield       payable at
                                               maturity

Commercial Paper
General Electric
   02-01-06                        4.48%       $500,000        $499,938
HSBC Finance
   02-01-06                        4.48       2,300,000       2,299,714

Total Short-Term Securities
(Cost: $2,800,000)                                           $2,799,652

Total Investments in Securities
(Cost: $152,833,433)(d)                                    $186,114,327

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) At Jan. 31, 2006, the cost of securities for federal income tax purposes was approximately $152,833,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                      $34,564,000
      Unrealized depreciation                       (1,283,000)
      Net unrealized appreciation                  $33,281,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
4  --  RIVERSOURCE INTERNATIONAL EQUITY FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

                             PORTFOLIO HOLDINGS FOR
                           RIVERSOURCE INTERNATIONAL
                               SELECT VALUE FUND
                                AT JAN. 31, 2006


Investments in Securities
RiverSource International Select Value Fund

Jan. 31, 2006 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (97.3%)(c)

Issuer                                Shares                   Value(a)

Australia (1.5%)
Metals & Mining (0.5%)
BlueScope Steel                    1,440,000                 $8,547,730

Transportation Infrastructure (1.0%)
Macquarie Airports                 3,400,200                  8,016,622
Macquarie Infrastructure
  Group                            3,354,600                  8,977,223
Total                                                        16,993,845

Austria (1.8%)
Oil & Gas
OMV                                  422,500                 29,853,016

Belgium (2.0%)
Commercial Banks (0.8%)
KBC Groep                            140,100                 14,069,957

Food & Staples Retailing (1.2%)
Delhaize Group                       284,800                 19,552,406

Canada (3.4%)
Commercial Banks (0.4%)
Bank of Nova Scotia                  186,178                  7,559,917

Diversified Telecommunication Services (0.6%)
TELUS                                270,400                 10,649,819

Insurance (0.5%)
Manulife Financial                   129,300                  7,878,332

Oil & Gas (1.9%)
Canadian Natural Resources           503,200                 31,190,448

Denmark (0.7%)
Commercial Banks
Danske Bank                          324,200                 11,387,615

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Finland (0.8%)
Insurance
Sampo Series A                       669,800                $13,054,531

France (13.6%)
Automobiles (1.9%)
Renault                              345,700                 32,638,649

Commercial Banks (2.9%)
BNP Paribas                           73,300                  6,537,502
Credit Agricole                      556,536                 19,644,961
Societe Generale                     167,000                 22,057,576
Total                                                        48,240,039

Diversified Telecommunication Services (0.2%)
France Telecom                       163,680                  3,723,173

Insurance (1.8%)
Assurances Generales
  de France (AFG)                    285,300                 29,536,099

Metals & Mining (2.4%)
Arcelor                            1,147,680                 40,302,356

Oil & Gas (2.5%)
Total                                154,500                 42,652,902

Pharmaceuticals (1.9%)
Sanofi-Aventis                       340,426                 31,209,997

Germany (11.3%)
Auto Components (1.9%)
Continental                          334,900                 32,595,634

Electric Utilities (2.2%)
E.ON                                 320,300                 35,778,817

Electronic Equipment & Instruments (0.3%)
EPCOS                                297,300(b)               4,533,675

Health Care Providers & Services (0.2%)
Fresenius Medical Care                35,000                  3,731,023

Common Stocks (continued)

Issue                                 Shares                   Value(a)

Germany (cont.)
Industrial Conglomerates (1.4%)
Siemens                              257,000(d)             $23,439,776

Insurance (2.0%)
Allianz                               45,700                  7,366,060
Munich Re Group                      198,000                 26,897,924
Total                                                        34,263,984

Machinery (1.1%)
MAN                                  311,200                 17,882,189

Multi-Utilities & Unregulated Power (1.6%)
RWE                                  334,370                 27,554,775

Pharmaceuticals (0.6%)
Schering                             152,100                 10,405,175

Hong Kong (0.3%)
Real Estate
Kerry Properties                   1,330,000                  4,320,464

Italy (4.8%)
Commercial Banks (1.6%)
Banca Intesa                       3,105,875                 17,671,504
UniCredito Italiano                1,193,400                  8,519,335
Total                                                        26,190,839

Construction Materials (0.6%)
Buzzi Unicem                         567,281                 10,594,583

Oil & Gas (2.6%)
Eni                                1,465,000                 44,289,397

Japan (27.5%)
Automobiles (4.6%)
Honda Motor                          469,000                 26,628,645
Nissan Motor                       1,384,300                 15,577,801
Toyota Motor                         713,500                 36,982,778
Total                                                        79,189,224


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  --  RIVERSOURCE INTERNATIONAL SELECT VALUE FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

Japan (cont.)
Chemicals (0.7%)
Mitsui Chemicals                   1,475,000                $11,153,666

Commercial Banks (3.4%)
Mitsubishi UFJ Financial
  Group                                1,050                 15,127,877
Sumitomo Mitsui Financial
  Group                                3,581                 41,824,126
Total                                                        56,952,003

Consumer Finance (3.0%)
Aiful                                101,025                  6,821,125
ORIX                                 147,000                 38,034,527
Promise                               91,150                  5,284,058
Total                                                        50,139,710

Electric Utilities (0.9%)
Tokyo Electric Power                 570,100                 14,337,553

Electronic Equipment & Instruments (1.6%)
Hitachi                            1,390,000                  9,799,915
Kyocera                              186,700                 16,632,694
Total                                                        26,432,609

Food & Staples Retailing (0.8%)
Circle K Sunkus                      402,900                  9,600,217
UNY                                  296,000                  4,635,567
Total                                                        14,235,784

Gas Utilities (0.6%)
Tokyo Gas                          2,122,000                  9,859,250

Leisure Equipment & Products (1.1%)
Sankyo                                80,200                  5,216,760
Sega Sammy Holdings                  379,500                 13,620,589
Total                                                        18,837,349

Marine (0.4%)
Mitsui OSK Lines                     657,000                  5,953,887

Metals & Mining (4.0%)
JFE Holdings                         856,200                 30,729,770
Kobe Steel                         5,157,000                 17,673,606
Sumitomo Metal Inds                4,790,000                 19,437,681
Total                                                        67,841,057

Office Electronics (1.7%)
Canon                                480,600                 29,008,082

Oil & Gas (0.7%)
Nippon Mining Holdings             1,364,500                 11,202,161

Pharmaceuticals (0.4%)
Takeda Pharmaceutical                125,400                  7,098,517

Road & Rail (0.8%)
East Japan Railway                     2,019                 14,028,005

Tobacco (1.3%)
Japan Tobacco                          1,446                 22,435,806

Trading Companies & Distributors (1.5%)
ITOCHU                             2,071,000                 17,584,962
Mitsui & Co                          582,000                  8,370,281
Total                                                        25,955,243

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Luxembourg (0.3%)
Media
SES Global FDR                       317,200                 $5,832,498

Netherlands (4.8%)
Aerospace & Defense (1.0%)
European Aeronautic
  Defence and Space                  423,370                 16,590,580

Commercial Banks (0.5%)
ABN AMRO Holding                     280,600                  7,790,864

Diversified Financial Services (2.4%)
ING Groep                          1,136,124                 40,545,387

Household Durables (0.6%)
Koninklijke Philips
  Electronics                        305,500                 10,312,293

Oil & Gas (0.3%)
Royal Dutch Shell Series A           161,207                  5,488,628

Norway (0.7%)
Diversified Telecommunication Services
Telenor                            1,103,100                 11,069,640

Singapore (1.8%)
Diversified Telecommunication Services (1.3%)
SingTel                           13,875,786                 21,735,737

Electronic Equipment & Instruments (0.5%)
Flextronics Intl                     788,300(b)               8,245,618

Spain (3.5%)
Electric Utilities (2.0%)
Endesa                               870,300                 25,062,772
Union Fenosa                         228,900                  8,622,223
Total                                                        33,684,995

Oil & Gas (1.2%)
Repsol YPF                           721,900                 19,569,890

Tobacco (0.3%)
Altadis                              140,400                  5,836,224

Sweden (1.2%)
Commercial Banks (0.7%)
Nordea Bank                          975,400                 10,501,778

Paper & Forest Products (0.5%)
Svenska Cellulosa
Series B                             216,900                  9,041,190

Switzerland (2.8%)
Capital Markets (1.2%)
Credit Suisse Group                  353,000                 20,616,062

Metals & Mining (1.4%)
Xstrata                              824,590                 23,131,121

Semiconductors & Semiconductor Equipment (0.2%)
Micronas Semiconductor
  Holding                            115,000(b)               3,913,707

Common Stocks (continued)

Issuer                                Shares                   Value(a)

United Kingdom (14.4%)
Aerospace & Defense (0.9%)
BAE Systems                        2,082,100                $15,444,170

Commercial Banks (3.6%)
Barclays                           1,753,500                 18,745,938
HBOS                               1,091,400                 19,190,556
Royal Bank of Scotland
  Group                              701,500                 21,712,201
Total                                                        59,648,695

Food & Staples Retailing (0.9%)
J Sainsbury                        2,670,062                 14,296,008

Food Products (0.7%)
Tate & Lyle                        1,170,000                 11,987,684

Hotels, Restaurants & Leisure (1.5%)
InterContinental Hotels
  Group                              420,752                  6,481,433
Punch Taverns                        692,000                 10,659,846
Whitbread                            416,400                  7,869,852
Total                                                        25,011,131

Household Durables (1.2%)
George Wimpey                        813,000                  7,436,897
Persimmon                            300,000                  6,707,852
Taylor Woodrow                       867,500                  6,018,122
Total                                                        20,162,871

Insurance (2.0%)
Aviva                              1,356,292                 17,382,575
Friends Provident                  3,780,080                 13,515,247
Royal & SunAlliance
  Insurance Group                  1,468,500                  3,278,269
Total                                                        34,176,091

Multi-Utilities & Unregulated Power (0.2%)
Intl Power                           864,400                  4,170,724

Oil & Gas (1.4%)
BP                                 1,894,500                 22,780,761

Pharmaceuticals (0.6%)
GlaxoSmithKline                      399,300                 10,213,748

Tobacco (0.7%)
British American Tobacco             546,600                 12,318,935

Wireless Telecommunication Services (0.7%)
Vodafone Group                     5,823,300                 12,223,008

Total Common Stocks
(Cost: $1,120,906,227)                                   $1,635,621,106

Short-Term Securities (3.4%)(e)

Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity

Commercial Paper
Emerald Certificates MBNA MCCT
  02-22-06                     4.41%          $2,000,000(f)  $1,994,622
Five Finance
  02-27-06                     4.30            2,400,000      2,392,281
  04-25-06                     4.52            2,500,000      2,473,890


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  --  RIVERSOURCE INTERNATIONAL SELECT VALUE FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity
Commercial Paper
General Electric
  02-01-06                     4.48%          $3,500,000     $3,499,564
Goldman Sachs Group
  02-02-06                     4.36            8,000,000      7,998,063
HSBC Finance
  02-01-06                     4.48            3,300,000      3,299,589
Nieuw Amsterdam
  02-09-06                     4.36            5,000,000(f)   4,994,550
Park Granada LLC
  02-03-06                     4.32           10,000,000(f)   9,996,400
  02-06-06                     4.50            5,000,000(f)   4,996,250
Sedna Finance
  04-18-06                     4.51            5,000,000      4,952,183
Thames Asset Global Securitization #1
  02-02-06                     4.35           10,000,000(f)   9,997,583

Total Short-Term Securities
(Cost: $56,600,694)                                         $56,594,975

Total Investments in Securities
(Cost: $1,177,506,921)(g)                                $1,692,216,081

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d)   At Jan. 31, 2006, security was partially or fully on loan.

(e) Partially pledged as initial margin deposit on the following open stock index futures contracts:

      Type of security                                        Contracts
      Purchase contracts
      Tokyo Price Index Future, March 2006                          169

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $31,979,405 or 1.9% of net assets.

(g) At Jan. 31, 2006, the cost of securities for federal income tax purposes was approximately $1,177,507,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $521,401,000
      Unrealized depreciation                                      (6,692,000)
      Net unrealized appreciation                                $514,709,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
3  --  RIVERSOURCE INTERNATIONAL SELECT VALUE FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

                             PORTFOLIO HOLDINGS FOR
                           RIVERSOURCE INTERNATIONAL
                                 SMALL CAP FUND
                                AT JAN. 31, 2006


Investments in Securities
RiverSource International Small Cap Fund

Jan. 31, 2006 (Unaudited)
(Percentages represent value of investments compared to net assets)

Common Stocks (95.0%)(c)

Issuer                                Shares                   Value(a)

Australia (7.6%)
Commercial Banks (0.2%)
Bendigo Bank                          27,900                   $267,137

Commercial Services & Supplies (1.0%)
Downer EDI                           128,043                    717,343
Programmed Maintenance
  Services                            52,621                    141,218
Transfield Services                   40,881                    259,712
Total                                                         1,118,273

Construction & Engineering (0.3%)
Clough                               350,626(b)                  98,350
Macmahon Holdings                    468,600                    250,448
Total                                                           348,798

Food & Staples Retailing (0.4%)
AWB                                   99,279                    380,080

Health Care Providers & Services (0.2%)
Mayne Group                           74,280                    194,275

Insurance (0.3%)
Promina Group                         69,868                    271,720

Machinery (0.2%)
Austal                               135,597                    219,984

Media (0.2%)
STW Communications Group             100,729                    220,688

Metals & Mining (1.6%)
Bendigo Mining                       267,500(b)                 498,867
Excel Coal                            42,658                    225,403
Iluka Resources                       89,626                    498,720
Jubilee Mines                         44,700                    243,987
Mount Gibson Iron                    385,259(b)                 207,366
Total                                                         1,674,343

Multiline Retail (0.2%)
Harvey Norman Holdings                89,400                    221,621

Oil & Gas (0.2%)
Gloucester Coal                       89,808                    219,910

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Australia (cont.)
Paper & Forest Products (1.0%)
PaperlinX                            419,924                 $1,091,922

Pharmaceuticals (0.1%)
Mayne Pharma                       58,480(b)                    113,051

Real Estate (0.7%)
Bunnings Warehouse
  Property Trust Unit                151,023                    219,822
Mirvac Group                          79,444                    244,520
Multiplex Group                       95,600                    236,991
Total                                                           701,333

Software (0.3%)
MYOB Limited                         497,799                    371,721

Textiles, Apparel & Luxury Goods (0.3%)
Billabong Intl                        32,342                    362,138

Transportation Infrastructure (0.4%)
Adsteam Marine                       273,404                    388,627

Bahamas (0.4%)
Specialty Retail
Steiner Leisure                       11,460(b)                 444,877

Belgium (0.5%)
Electronic Equipment & Instruments
Barco                                  6,960                    587,768

Brazil (0.9%)
Paper & Forest Products (0.4%)
Aracruz Celulose ADR                   9,940                    390,046

Specialty Retail (0.5%)
Lojas Renner                          12,400                    527,182

Canada (5.3%)
Aerospace & Defense (0.9%)
CAE                                  110,790                    924,060

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Canada (cont.)
Auto Components (0.3%)
Linamar                               34,810                   $371,327

Commercial Services & Supplies (0.3%)
Quebecor World                        24,430                    298,136

Electronic Equipment & Instruments (0.7%)
GSI Group                             55,740(b)                 741,342

Energy Equipment & Services (0.3%)
Precision Drilling Trust Unit         10,340                    344,969

Health Care Providers & Services (0.8%)
MDS                                   42,600                    817,965

Household Durables (--%)
Dorel Inds Cl B                        1,200(b)                  36,357

Internet Software & Services (0.5%)
Open Text                             33,500(b)                 554,412

Multiline Retail (0.7%)
North West Co Fund Unit               24,350                    801,691

Paper & Forest Products (0.2%)
Domtar                                43,600                    229,675

Real Estate (0.6%)
Legacy Hotels                         83,500                    604,807

China (2.9%)
Air Freight & Logistics (0.2%)
Sinotrans Cl H                       666,500                    262,046

Energy Equipment & Services (1.2%)
China Oilfield Services
  Cl H                             2,368,500                  1,198,371

Food Products (0.5%)
People's Food Holdings               722,000                    516,509

Household Durables (0.2%)
TCL Multimedia Technology
  Holdings                         1,666,000                    262,007


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1  --  RIVERSOURCE INTERNATIONAL SMALL CAP FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

China (cont.)
IT Services (0.4%)
Travelsky Technology Cl H            414,000                   $421,605

Textiles, Apparel & Luxury Goods (0.4%)
Weiqiao Textile Cl H                 277,000                    424,918

Denmark (1.0%)
Electrical Equipment (0.6%)
Vestas Wind Systems                   33,200(b)                 654,022

Insurance (0.4%)
TrygVesta                              8,000(b)                 425,248

Finland (2.1%)
Containers & Packaging (0.4%)
Huhtamaki                             26,060                    455,666

Leisure Equipment & Products (0.5%)
Amer Sports                           28,620                    551,549

Machinery (0.8%)
KCI Konecranes                         5,450                    298,996
Metso                                 14,460                    473,521
Total                                                           772,517

Paper & Forest Products (0.4%)
M-real Cl B                           92,400                    468,187

France (2.1%)
Chemicals (0.7%)
Rhodia                               266,612(b)                 715,952

Commercial Services & Supplies (0.4%)
Bacou-Dalloz                           4,477                    445,536

Health Care Equipment & Supplies (0.5%)
bioMerieux                             8,765                    503,442

Health Care Providers & Services (0.3%)
Cegedim                                3,905                    345,908

Media (0.2%)
Ipsos                                  1,387                    204,769

Germany (4.7%)
Aerospace & Defense (0.7%)
MTU Aero Engines Holding              22,900(b)                 783,296

Capital Markets (0.4%)
AWD Holding                            6,504                    222,865
MLP                                   10,621                    258,886
Total                                                           481,751

Chemicals (0.8%)
GEA Group                             53,181(b)                 820,676

Electrical Equipment (0.4%)
SGL Carbon                            21,514(b)                 392,125

Health Care Equipment & Supplies (0.2%)
Stratec Biomedical Systems             3,215                    176,966

Health Care Providers & Services (0.4%)
Celesio                                4,300                    402,581

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Germany (cont.)
Household Durables (0.4%)
Praktiker Bau-und Heimwerkermaerkte
  Holding                             15,373(b)                $398,999

Machinery (0.5%)
Vossloh                               10,340                    540,886

Semiconductors & Semiconductor Equipment (0.9%)
ELMOS Semiconductor                   24,210                    295,941
Jenoptik                              43,716(b)                 386,708
Kontron                               35,050(b)                 378,192
Total                                                         1,060,841

Greece (0.9%)
Construction & Engineering
Hellenic Technodomiki                124,040                    943,513

Hong Kong (4.9%)
Commercial Banks (0.6%)
CITIC Intl Financial Holdings        607,400                    244,683
Dah Sing Financial Holding            55,600                    388,823
Total                                                           633,506

Diversified Telecommunication Services (0.3%)
Asia Satellite Telecommunications
  Holdings                           203,500                    329,220

Electric Utilities (0.7%)
China Power Intl
  Development                        860,000                    282,694
China Resources Power
  Holdings                           642,000                    413,793
Total                                                           696,487

Electrical Equipment (--%)
BYD Cl H                               4,000                      8,250

Household Durables (0.3%)
Techtronic Inds                      176,000                    340,316

Leisure Equipment & Products (0.1%)
Lerado Group Holding               1,771,984                    141,622

Media (0.2%)
Tom Group                          1,200,500(b)                 249,153

Pharmaceuticals (0.2%)
China Pharmaceutical
  Group                            1,500,000(b)                 251,370
Far East Pharmaceutical
  Technology                       1,181,200(b,e,f)                  --
Total                                                           251,370

Real Estate (0.4%)
Hang Lung Group                      175,000                    392,523

Specialty Retail (0.4%)
Giordano Intl                        676,000                    383,422

Textiles, Apparel & Luxury Goods (0.9%)
Fountain Set Holdings                484,000                    227,728
Texwinca Holdings                    352,823                    263,793
Yue Yuen Industrial Holdings         185,000                    573,541
Total                                                         1,065,062

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Hong Kong (cont.)
Transportation Infrastructure (0.8%)
Beijing Capital Intl Airport
  Cl H                               743,400                   $419,255
Hopewell Holdings                    153,000                    384,596
Total                                                           803,851

India (1.3%)
Construction Materials (0.3%)
Gujarat Ambuja Cements
  GDR                                157,950                    308,003

Machinery (0.6%)
Tata Motors ADR                       41,840                    671,950

Pharmaceuticals (0.4%)
Dr. Reddy's Laboratories ADR          17,600                    450,560

Indonesia (0.2%)
Diversified Telecommunication Services
Indosat                              404,000                    250,342

Israel (0.5%)
Electronic Equipment & Instruments
Orbotech                              20,510(b)                 497,368

Italy (1.1%)
Auto Components (0.4%)
Brembo                                55,879                    423,687

Health Care Equipment & Supplies (0.5%)
Sorin                             240,277(b)                    560,272

Real Estate (0.2%)
Immobiliare Grande
  Distribuzione                       86,262                    221,426

Japan (19.4%)
Beverages (0.4%)
Coca-Cola West Japan                  18,300                    405,626

Chemicals (1.2%)
Taiyo Ink Mfg                         15,000                    808,183
Takasago Intl                        104,400                    485,954
Total                                                         1,294,137

Commercial Banks (0.9%)
77 Bank                               56,200                    423,536
Gunma Bank                            37,100                    270,422
Towa Bank                            113,300                    319,713
Total                                                         1,013,671

Commercial Services & Supplies (2.4%)
Meitec                                18,800                    657,119
Sohgo Security Services               48,400                    716,303
Tokyo Individualized
  Educational Institute               45,840                    516,237
Toppan Forms                          37,000                    593,640
Total                                                         2,483,299

Communications Equipment (0.3%)
Aiphone                               14,900                    274,373


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2  --  RIVERSOURCE INTERNATIONAL SMALL CAP FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

Japan (cont.)
Construction Materials (0.5%)
Sumitomo Osaka Cement                164,500                   $518,883

Electrical Equipment (0.3%)
Eneserve                              18,100                    357,988

Electronic Equipment & Instruments (0.8%)
Enplas                                12,100                    321,841
Hamamatsu Photonics                   16,900                    495,618
Total                                                           817,459

Energy Equipment & Services (0.3%)
Modec                                 10,100                    301,364

Food & Staples Retailing (1.9%)
Cawachi                                4,600                    183,137
FamilyMart                            18,100                    606,420
Matsumotokiyoshi                      10,200                    312,174
MINISTOP                              13,800                    329,412
UNY                                   37,800                    591,974
Total                                                         2,023,117

Food Products (0.7%)
Morinaga & Co                        229,600                    761,420

Health Care Equipment & Supplies (1.4%)
Hogy Medical                           9,500                    486,743
Kobayashi Pharmaceutical              29,800                  1,054,306
Total                                                         1,541,049

Health Care Providers & Services (0.3%)
Nichii Gakkan                         10,100                    267,783

Household Durables (0.5%)
Arnest One                             2,900                     73,303
Chofu Seisakusho                      10,700                    238,995
Sangetsu                               6,600                    194,680
Total                                                           506,978

Household Products (0.3%)
unicharm                               5,900                    278,653

Insurance (0.3%)
Fuji Fire & Marine Insurance          75,300                    281,813

Internet & Catalog Retail (0.2%)
Belluna                                5,800                    227,451

IT Services (1.0%)
Argo Graphics                         10,700                    346,633
Obic                                   3,100                    723,861
Total                                                         1,070,494

Machinery (1.3%)
Minebea                               60,600                    363,187
Union Tool                            15,800                  1,016,965
Total                                                         1,380,152

Media (0.4%)
Hakuhodo DY Holdings                   5,900                    460,733

Oil & Gas (0.9%)
Japan Petroleum Exploration           14,400                    983,324

Personal Products (0.3%)
Milbon                                 9,260                    362,348

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Japan (cont.)
Pharmaceuticals (0.8%)
Mochida Pharmaceutical                57,200                   $552,006
Towa Pharmaceutical                   12,000                    276,215
Total                                                           828,221

Real Estate Investment Trust (0.1%)
Kenedix Realty Investment                 29                    157,980

Semiconductors & Semiconductor Equipment (0.7%)
Disco                                 13,400                    801,944

Software (0.6%)
OBIC Business Consultants             12,600                    674,577

Specialty Retail (0.2%)
Sazaby                                 6,600                    191,304

Transportation Infrastructure (0.4%)
Japan Airport Terminal                43,000                    381,978

Liechtenstein (0.4%)
Capital Markets
Verwaltungs und Privat Bank            2,260                    416,921

Luxembourg (0.2%)
IT Services
Thiel Logistik                        65,930(b)                 237,931

Malaysia (1.5%)
Airlines (0.3%)
AirAsia                              652,700(b)                 295,930

Commercial Banks (0.3%)
RHB Capital                          487,300                    305,415

Hotels, Restaurants & Leisure (0.5%)
Resorts World                        155,300                    517,736

Multi-Utilities & Unregulated Power (0.3%)
YTL                                  254,000                    342,099

Real Estate (0.1%)
KLCC Property Holdings               274,500                    152,276

Mexico (0.3%)
Transportation Infrastructure
Grupo Aeroportuario
  del Sureste ADR                      9,780                    305,136

Netherlands (5.8%)
Biotechnology (0.4%)
Qiagen                                34,400(b)                 401,274

Commercial Services & Supplies (0.7%)
Vedior                                48,940                    789,721

Construction & Engineering (1.2%)
Arcadis                               12,480                    436,433
Imtech                                17,110                    706,871
Total                                                         1,143,304

Electrical Equipment (0.6%)
Draka Holding                         37,523(b)                 667,499

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Netherlands (cont.)
Energy Equipment & Services (0.5%)
SBM Offshore                           5,500                   $557,700

Health Care Providers & Services (0.8%)
OPG Groep                             11,530                    879,834

Industrial Conglomerates (0.8%)
Aalberts Inds                         13,883                    892,382

Office Electronics (0.3%)
Oce                                   19,210                    338,927

Trading Companies & Distributors (0.5%)
Hagemeyer                            161,471(b)                 574,876

New Zealand (0.1%)
Real Estate
Kiwi Income Property
  Trust Unit                         130,424                    113,711

Norway (0.6%)
Energy Equipment & Services
Prosafe                               12,540                    590,078

Russia (0.1%)
Food & Staples Retailing
Pyaterochka Holding GDR                6,210(b)                  97,497
Pyaterochka Holding GDR                2,173(b,d)                34,116
Total                                                           131,613

Singapore (0.9%)
Electronic Equipment & Instruments (0.6%)
Huan Hsin Holdings                   461,000                    186,220
Venture                               49,000                    404,933
Total                                                           591,153

Food Products (--%)
Want Want Holdings                       930                      1,097

Specialty Retail (0.3%)
Osim Intl                            392,800                    363,367

South Africa (0.3%)
Metals & Mining
African Rainbow Minerals
  (ARM)                            35,200(b)                    273,184

South Korea (4.2%)
Auto Components (0.5%)
Halla Climate Control                 51,660                    541,083

Beverages (0.2%)
Lotte Chilsung Beverage                  223                    242,819

Commercial Banks (1.9%)
Daegu Bank                            60,360                    948,309
Pusan Bank                            83,270                  1,062,138
Total                                                         2,010,447

Electronic Equipment & Instruments (0.4%)
Daeduck Electronics                   44,520                    438,598


See accompanying notes to investments in securities.

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3  --  RIVERSOURCE INTERNATIONAL SMALL CAP FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Issuer                                Shares                   Value(a)

South Korea (cont.)
Metals & Mining (0.3%)
Korea Zinc                             5,270                   $318,069

Oil & Gas (0.4%)
GS Holdings                           13,990                    390,989

Paper & Forest Products (0.5%)
Hansol Paper                          37,530                    587,683

Spain (0.9%)
Air Freight & Logistics (0.5%)
Transportes Azkar                     52,740                    502,422

Hotels, Restaurants & Leisure (0.4%)
Sol Melia                             33,848                    470,923

Sweden (1.7%)
Biotechnology (0.1%)
Medivir Cl B                          16,750(b)                 127,948

Capital Markets (1.1%)
D Carnegie & Co                       67,920                  1,131,567

Machinery (0.5%)
Munters                               20,100                    582,386

Switzerland (3.2%)
Biotechnology (0.3%)
Bachem Holding Cl B                    5,320                    317,360

Capital Markets (0.5%)
Vontobel Holding                      13,660                    491,597

Chemicals (0.8%)
EMS-Chemie Holding                     4,104                    396,529
Gurit-Heberlein                          540                    563,152
Total                                                           959,681

Hotels, Restaurants & Leisure (0.3%)
Kuoni Reisen Holding Cl B                620(b)                 290,064

Insurance (0.8%)
Baloise Holding                        5,936                    376,166
Helvetia Patria Holding                2,100                    477,273
Total                                                           853,439

Machinery (0.3%)
SIG Holding                            1,190                    275,342

Multiline Retail (0.2%)
Dufry Group                            3,719(b)                 235,674

Taiwan (2.4%)
Building Products (0.3%)
Taiwan Fu Hsing Industrial           247,450                    272,072

Communications Equipment (0.8%)
D-Link                               713,200                    843,285

Computers & Peripherals (0.4%)
KYE Systems                          530,991                    418,561

Electrical Equipment (0.2%)
AcBel Polytech                       546,929                    261,754

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Taiwan (cont.)
Industrial Conglomerates (0.4%)
Fu Sheng Industrial                  343,440                   $445,831

Leisure Equipment & Products (0.3%)
Giant Mfg                            195,000                    372,079

Thailand (2.8%)
Commercial Banks (0.9%)
Krung Thai Bank                    1,680,800                    522,551
TMB Bank Public                    3,699,500(b)                 471,468
Total                                                           994,019

Construction & Engineering (0.2%)
Sino Thai Engineering
  & Construction                     578,300                    185,734

Electric Utilities (0.4%)
Glow Energy                          657,700                    410,640

Household Durables (0.2%)
Land & Houses                        910,000                    231,475

Media (0.2%)
BEC World                            538,000                    183,849

Oil & Gas (0.2%)
PTT Chemical                          94,635(b)                 211,543

Transportation Infrastructure (0.2%)
Bangkok Expressway                   434,700                    263,590

Wireless Telecommunication Services (0.5%)
Total Access Communication           151,200(b)                 514,080

United Kingdom (13.6%)
Aerospace & Defense (0.4%)
Radstone Technology                   42,016                    174,513
Ultra Electronics Holdings            15,867                    279,420
Total                                                           453,933

Air Freight & Logistics (0.3%)
DX Services                           65,510                    334,147

Biotechnology (0.7%)
Cambridge Antibody
  Technology Group                    57,358(b)                 697,365

Capital Markets (0.3%)
F&C Asset Management                  72,930                    275,023

Chemicals (0.8%)
Yule Catto & Co                      179,326                    813,412

Commercial Services & Supplies (0.6%)
Homeserve                             23,244                    592,494

Consumer Finance (0.7%)
Cattles                              129,347                    733,963

Containers & Packaging (0.5%)
DS Smith                             152,260                    495,638

Electronic Equipment & Instruments (0.4%)
Electrocomponents                     77,450                    413,304

Common Stocks (continued)

Issuer                                Shares                   Value(a)

United Kingdom (cont.)
Food Products (0.4%)
Northern Foods                       167,109                   $402,778

Health Care Equipment & Supplies (0.6%)
Bespak                                15,916                    174,823
SSL Intl                              93,289                    519,814
Total                                                           694,637

Hotels, Restaurants & Leisure (0.3%)
Luminar                               32,385                    286,880

Insurance (0.9%)
Benfield Group                        71,751                    460,109
Jardine Lloyd Thompson
  Group                               65,653                    534,869
Total                                                           994,978

IT Services (0.4%)
Autonomy                              24,371(b)                 179,474
Dimension Data Holdings              347,135(b)                 301,023
Total                                                           480,497

Machinery (1.4%)
Bodycote Intl                        236,845                    995,320
FKI                                  250,074                    569,384
Total                                                         1,564,704

Media (0.7%)
GCap Media                           144,984                    658,928
Maiden Group                          53,322                     61,889
Total                                                           720,817

Multiline Retail (0.2%)
Woolworths Group                     328,000                    182,327

Real Estate (1.1%)
Dawnay Day Treveria                  415,100(b)                 595,177
John D Wood & Co                     130,390(b)                 565,928
Total                                                         1,161,105

Road & Rail (1.1%)
Avis Europe                          280,220(b)                 381,318
FirstGroup                           109,472                    788,165
Total                                                         1,169,483

Software (0.3%)
Misys                                 75,321                    326,579

Specialty Retail (1.1%)
GAME GROUP                           421,700                    628,226
Travis Perkins                        13,402                    352,109
WH Smith                              32,600                    231,376
Total                                                         1,211,711

Textiles, Apparel & Luxury Goods (0.4%)
Burberry Group                        58,440                    448,038

United States (0.2%)
Energy Equipment & Services
Weatherford Intl                       4,320(b)                 193,450

Total Common Stocks
(Cost: $81,378,244)                                        $101,703,660


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4  --  RIVERSOURCE INTERNATIONAL SMALL CAP FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Preferred Stocks (0.4%)(c)

Issuer                                Shares                   Value(a)

Hugo Boss                             10,810                   $441,475

Total Preferred Stocks
(Cost: $206,851)                                               $441,475

Short-Term Securities (3.2%)

Issuer                       Effective          Amount         Value(a)
                               yield          payable at
                                               maturity
Commercial Paper
General Electric
  02-01-06                     4.48%          $1,600,000     $1,599,801

HSBC Finance
  02-01-06                     4.48            1,800,000      1,799,776

Total Short-Term Securities
(Cost: $3,400,000)                                           $3,399,577

Total Investments in Securities
(Cost: $84,985,095)(g)                                     $105,544,712

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Oct. 31, 2005.

(b)   Non-income producing.

(c)   Foreign security values are stated in U.S. dollars.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Jan. 31, 2006, the value of these securities amounted to $34,116 or 0% of net assets.

(e)   Negligible market value.

(f) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Jan. 31, 2006, is as follows:

      Security                                   Acquisition                Cost
                                                     dates

      Far East Pharmaceutical Technology     03-10-04 thru 06-08-04     $163,792

(g) At Jan. 31, 2006, the cost of securities for federal income tax purposes was approximately $84,985,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                   $23,575,000
      Unrealized depreciation                                    (3,015,000)
      Net unrealized appreciation                               $20,560,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.


--------------------------------------------------------------------------------
5  --  RIVERSOURCE INTERNATIONAL SMALL CAP FUND  --
                                             PORTFOLIO HOLDINGS AT JAN. 31, 2006

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP Partners International Series, Inc.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 30, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 30, 2006